Basic and Diluted Earnings (Loss) per Common Share - Narrative (Details) - shares shares in Millions	1 Months Ended	2 Months Ended	3 Months Ended	8 Months Ended	9 Months Ended
	Sep. 30, 2025	Sep. 11, 2025	Sep. 30, 2024	Sep. 11, 2025	Sep. 30, 2024
Earnings Per Share [Abstract]
Weighted-average shares of potential common stock excluded from computation of diluted earnings (loss) per common share as their impact would have been anti-dilutive (in shares)	329.4	1.2	1.3	1.2	1.0